Loss Per Share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Loss Per Share
11.
LOSS PER SHARE

As of June 30, 2026, the Company had 61,732,064 ordinary shares issued and outstanding with a share price of $13.87 or CHF 11.22. The following table sets forth the loss per share calculations for the three and six months ended June 30, 2026 compared to the three and six months ended June 30, 2025.

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Net loss for the period attributable to Oculis shareholders	(9,970)	(25,375)	(38,822)	(58,589)
Loss per share
Weighted-average number of shares used to compute basic and diluted loss per share	61,270,798	52,288,911	60,096,277	50,297,119

Basic and diluted net loss per share for the period, in CHF	(0.16)	(0.49)	(0.65)	(1.16)

Since the Company has a loss for all periods presented, basic net loss per share is the same as diluted net loss per share. Potentially dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	As of June 30, 2026	As of June 30, 2025
Share options issued and outstanding	5,904,745	4,870,628
Earnout options	211,604	217,998
Share and earnout options issued and outstanding	6,116,349	5,088,626
Restricted stock units subject to future vesting	1,484,500	1,016,229
Public warrants	1,706,968	2,006,301
Private warrants	151,699	151,699
Amended BlackRock Warrant	59,310	43,321
Earnout shares	-	948,549
Total	9,518,826	9,254,725